Concentrations of Credit Risk and Major Customers (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2012 Tree	Sep. 30, 2012 Tree	Sep. 30, 2011 Tree	Sep. 30, 2012 Tree Customer Supplier	Dec. 31, 2011
Concentrations of Credit Risk and Major Customers (Textual)
Percentage of accounts receivable accounted by five largest customers				100.00%
Number of largest customers accounted in accounts receivable				3
Acquisition of trees other than yew trees	80,000
Purchase price of acquisition of trees	$ 2,200,000
Percentage purchase of yew seedlings and other trees		100.00%		95.00%
Accounts payable to supplier		895,532		895,532	1,313,982
Purchases of yew seedlings		0	0	0
Percentage of purchase of yew seedlings from major supplier				94.00%	97.00%
Number of major supplier of yew seedlings				1
Accounts payable to major supplier of yew seedlings				$ 2,379,308